Consolidated Statements Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock Previously Reported	Common Stock Retroactive application of recapitalization	Common Stock Retirement of Series A	Common Stock Retirement of Series B	Common Stock	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Retroactive application of recapitalization	Additional Paid-In Capital Retirement of Series A	Additional Paid-In Capital Retirement of Series B	Additional Paid-In Capital	Accumulated Deficit Impact of adoption of Topic 606	Accumulated Deficit Previously Reported	Accumulated Deficit	Accumulated Other Comprehensive Loss Previously Reported	Accumulated Other Comprehensive Loss	Impact of adoption of Topic 606	Previously Reported	Retroactive application of recapitalization	Retirement of Series A	Retirement of Series B	Total
Beginning balance (in shares) at Dec. 31, 2018																	57,571	(57,571)
Beginning balance at Dec. 31, 2018																	$ 102,006	$ (102,006)
Beginning balance (in shares) at Dec. 31, 2018	5,241	57,571			62,812
Beginning balance at Dec. 31, 2018	$ 1	$ 5			$ 6	$ 4	$ 102,001			$ 102,005		$ (39,485)	$ (39,485)	$ (549)	$ (549)		$ (40,029)	$ 102,006			$ 61,977
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)					226
Issuance of common stock upon exercise of stock options										90											90
Sale of redeemable convertible preferred stock, net of issuance costs (in shares)					8,862
Sale of redeemable convertible preferred stock, net of issuance costs					$ 1					32,560											32,561
Stock-based compensation expense										644											644
Comprehensive income (loss)													(43,910)		336						(43,574)
Ending balance (in shares) at Dec. 31, 2019					71,900
Ending balance at Dec. 31, 2019					$ 7					135,299	$ 519		(83,395)		(213)	$ 519					51,698
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)					332
Issuance of common stock upon exercise of stock options										72											72
Sale of redeemable convertible preferred stock, net of issuance costs (in shares)					38,412
Sale of redeemable convertible preferred stock, net of issuance costs					$ 4					154,416											154,420
Retirement of redeemable convertible preferred stock, including deemed dividend (in shares)			(1,543)	(404)
Retirement of redeemable convertible preferred stock, including deemed dividend:								$ (1,164)	$ (500)										$ (1,164)	$ (500)
Deemed dividend										(1,815)			(4,287)								(6,102)
Stock-based compensation expense										1,010											1,010
Comprehensive income (loss)													(67,159)		(112)						(67,271)
Ending balance (in shares) at Dec. 31, 2020					108,697
Ending balance at Dec. 31, 2020					$ 11					287,318			(154,322)		(325)						$ 132,682
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)					998																913
Issuance of common stock upon exercise of stock options										713											$ 713
Merger and PIPE Shares, net of transaction costs of $36,770 (in shares)					68,069
Merger and PIPE Shares, net of transaction costs of $36,770					$ 7					233,333											233,340
Conversion of warrants into common stock and issuance of equity classified warrants upon Merger (in shares)					325
Conversion of warrants into common stock and issuance of equity classified warrants upon Merger										4,576											4,576
Stock-based compensation expense										7,183											7,183
Other										(22)											(22)
Comprehensive income (loss)													(126,247)		(778)						(127,025)
Ending balance (in shares) at Dec. 31, 2021					178,089
Ending balance at Dec. 31, 2021					$ 18					$ 533,101			$ (280,569)		$ (1,103)						$ 251,447